Pension Benefit Plans (Components Of Net Periodic Pension Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6.0	$ 5.5
Interest cost	105.9	97.4
Expected return on plan assets	(128.8)	(125.1)
Amortization of prior service credit	0.0	0.0
Amortization of net loss	18.4	31.4
Curtailment and settlement losses (gains) recognized	0.2	0.0
Net periodic pension cost	1.7	9.2
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	32.0	27.0
Interest cost	44.4	40.3
Expected return on plan assets	(41.5)	(34.3)
Amortization of prior service credit	(0.1)	(0.2)
Amortization of net loss	6.8	7.4
Curtailment and settlement losses (gains) recognized	0.7	(1.2)
Net periodic pension cost	$ 42.3	$ 39.0